Expense Example - Hardman Johnston International Growth Fund	Feb. 28, 2026 USD ($)
Hardman Johnston International Growth Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	1,789
Hardman Johnston International Growth Fund Retail Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	$ 2,071